Securities at amortized cost and HTM financial assets_Changes in carrying amount of securities at amortized cost (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	₩ 16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	15,622,847,000,000
Disposal and Redemption	(9,426,757,000,000)
Amortization on the effective interest method	(7,970,000,000)
Others	2,068,000,000	[1]
Ending balance	22,939,484,000,000
Securities at amortized cost | Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	15,622,847,000,000
Disposal and Redemption	(9,426,757,000,000)
Amortization on the effective interest method	(7,970,000,000)
Others	2,068,000,000	[1]
Ending balance	22,939,484,000,000
Securities at amortized cost | Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	0
Amortization on the effective interest method	0
Others	0	[1]
Ending balance	0
Securities at amortized cost | Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	0
Amortization on the effective interest method	0
Others	0	[1]
Ending balance	₩ 0

[1]	Others consist of foreign currencies translation, etc.